Note 6 - Vessels and Advances, Net (Details Textual) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 12, 2018 USD ($)	May 31, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Number of Vessels Ordered			5
Vessel Held For Sale			$ 0		$ 4,838
Gain (Loss) on Sale Vessels			$ (18,420)	$ (861)
Number of Vessels Write-down			2
Vessels Impairment Loss			$ 3,042	$ 0
Impairment Loss Transferred From Deferred Charges			$ 1,548
Number of Vessels Provided as Collaterals to Secure Loans			45
Carrying Value of Vessels Provided as Collaterals to Secure Loans			$ 1,458,145
Number of Vessels Under Sale and Leaseback Transactions			7
Number of Vessels Under Share Purchase Agreement			5
Number of Unencumbered Vessels			3
Purchase form York [Member] | York [Member]
Asset Acquisition, Percentage of Assets	60.00%
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Finite-lived Intangible Assets Acquired	$ 1,439
Michigan, Trader, Megalopolis, Marathopolis, Maersk Kleven and Maersk Kotka [Member]
Number of Vessels Acquired					6
Twenty-foot Equivalent Units Measured on Each Vessel Acquired					28,602
Triton, Titan, Talos, Taurus, and Theseus [Member] | Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	72,120
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Ordered		5
Approximate Twenty-foot Equivalet Units Measured on Each Vessel Ordered		12,690
Expected Charter Time of Vessels		10 years
MSC Pylos [Member]
Vessel Held For Sale					$ 4,838
MSC Pylos and Piraeus [Member]
Gain (Loss) on Sale Vessels			$ 18,420